MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2024 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Communications - 7.8%
Internet Media & Services - 7.8%
Alphabet, Inc. - Class A (a)	29,900	$5,157,750
Alphabet, Inc. - Class C (a)	34,830	6,059,027
		11,216,777
Consumer Discretionary - 16.0%
E-Commerce Discretionary - 5.1%
Amazon.com, Inc. (a)	41,435	7,310,791

Home Construction - 1.8%
Lennar Corporation - Class A	16,000	2,565,600

Retail - Discretionary - 9.1%
Lowe's Companies, Inc.	41,630	9,212,303
Williams-Sonoma, Inc.	13,430	3,937,944
		13,150,247
Energy - 2.7%
Oil & Gas Producers - 2.7%
Shell plc - ADR	52,850	3,846,423

Financials - 13.4%
Asset Management - 5.9%
BlackRock, Inc.	2,925	2,258,188
Blackstone, Inc.	12,200	1,470,100
Charles Schwab Corporation (The)	65,000	4,763,200
		8,491,488
Insurance - 7.5%
Berkshire Hathaway, Inc. - Class B (a)	26,050	10,795,120

Health Care - 8.1%
Biotech & Pharma - 6.1%
Novartis AG - ADR	20,420	2,105,914
Vertex Pharmaceuticals, Inc. (a)	14,800	6,739,032
		8,844,946

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Health Care - 8.1% (Continued)
Medical Equipment & Devices - 2.0%
Thermo Fisher Scientific, Inc.	5,000	$2,839,900

Industrials - 11.8%
Electrical Equipment - 1.9%
Johnson Controls International plc	37,275	2,680,445

Industrial Support Services - 7.9%
United Rentals, Inc.	17,050	11,413,441

Machinery - 2.0%
Deere & Company	7,800	2,923,128

Real Estate - 1.7%
REITs - 1.7%
Simon Property Group, Inc.	16,500	2,496,615

Technology - 36.3%
Semiconductors - 15.2%
Applied Materials, Inc.	35,365	7,606,304
Broadcom, Inc.	6,245	8,296,795
NVIDIA Corporation	5,460	5,985,962
		21,889,061
Software - 10.7%
Microsoft Corporation	37,035	15,374,339

Technology Hardware - 8.3%
Apple, Inc.	61,795	11,880,089

Technology Services - 2.1%
Visa, Inc. - Class A	11,000	2,997,060

Total Common Stocks (Cost $42,000,759)		$140,715,470

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.2%	Shares	Value
Allspring Heritage Money Market Fund - Institutional Class, 5.27% (b) (Cost $3,152,601)	3,151,655	$3,152,601

Investments at Value - 100.0% (Cost $45,153,360)		$143,868,071

Other Assets in Excess of Liabilities - 0.0% (c)		10,497

Net Assets - 100.0%		$143,878,568

ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
plc	- Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2024.
(c)	Percentage rounds to less than 0.1%.